EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
EARNINGS (LOSS) PER SHARE [Text Block]

22. EARNINGS (LOSS) PER SHARE

Earnings (loss) per share, calculated on a basic and diluted basis, is as follows:

	Year ended December 31,
	2022	2021
Net income (loss) attributable to common shareholders - basic and diluted	(25,971)	36,472
(in thousands of common shares)
Weighted-average number of common shares	286,236	283,593
Effect of dilutive securities:
Stock options	-	3,911
Weighted-average number of diluted common shares	286,236	287,504
Earnings (loss) per common share
Basic earnings (loss) per share	(0.09)	0.13
Diluted earnings (loss) per share	(0.09)	0.13